Shareholders' Equity (Details) - Common Stock [Member] - $ / shares		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, outstanding at beginning of year		813,100	875,500	710,300
Number of options, granted	[1]	118,000	90,000	344,000
Number of options, exercised		(132,000)	(46,000)	(59,000)
Number of options, forfeited		(74,100)	(78,400)	(117,800)
Number of options, expired		(51,000)	(28,000)	(2,000)
Number of options, outstanding at end of year		674,200	813,100	875,500
Number of options, exercisable at end of year		350,000	303,000	246,500
Vested and expected to vest at end of year, Number		637,361
Weighted average exercise price, options outstanding at beginning of year		$ 1.49	$ 1.60	$ 2.51
Weighted average exercise price, options granted		0.003	0.65	0.003
Weighted average exercise price, options exercised		0.003	1.15	1.45
Weighted average exercise price, options forfeited		0.5	1.41	2.49
Weighted average exercise price, options expired		2.95	2.95	2.16
Weighted average exercise price, options outstanding at end of year		1.46	1.49	1.60
Weighted average exercise price, options exercisable at end of year		2.63	2.90	2.87
Vested and expected to vest at end of year, Weighted average exercise price		1.540
Weighted average grant date fair value of options granted during the year	[2]	$ 1.46	$ 1.30	$ 1.46

[1]	In the year ended December 31, 2018, the options were granted with an exercise price equal to NIS 0.01. In the year ended December 31, 2017, the options were granted with an exercise price equal to the average closing price per share of the Company's ordinary shares on the stock market during the 30-day trading period immediately preceding the date of grant of such option, or with an exercise price equal to par value of NIS 0.01. In the year ended December 31, 2016, the options were granted with an exercise price equal to par value of NIS 0.01.
[2]	The fair value of each stock option granted is computed on the date of grant according to the Black-Scholes option-pricing model with the following assumptions: